Delaware Investments(SM)
A member of Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-86606
1940 Act File No. 811-3850

December 7, 2004

Filed via EDGAR (CIK #0000728352)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-86606
      DELAWARE GROUP TAX FREE FUND -
      DELAWARE TAX-FREE USA FUND
      DELAWARE TAX-FREE INSURED FUND
      DELAWARE TAX-FREE USA INTERMEDIATE FUND
      _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31, the most recent Post-Effective Amendment of Delaware Group Tax-Free Fund, which also contained information relating to Delaware National High-Yield Municipal Bond Fund, a series of Voyageur Mutual Funds. Post-Effective Amendment No. 31 was filed electronically with the Commission on December 3, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Kathryn R. Williams
_________________________
Kathryn R. Williams
Assistant Vice President/
Senior Counsel/
Assistant Secretary